Expense by Nature	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Expense by Nature
11	Expense by nature

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 11.1)	10,077,375	12,352,323	14,145,207
Loan origination and servicing expenses	3,608,637	6,530,999	7,091,078
Outsourcing service expenses	904,898	997,145	1,382,960
Promotion and advertising expenses	1,472,650	1,149,759	1,221,762
Payment processing expenses	679,141	849,763	1,204,712
Business entertainment expenses	563,187	802,577	769,834
Depreciation of right-of-use assets (Note 25)	529,269	509,026	604,018
Trust management fee	15	156,266	504,428
Taxes and surcharges	240,071	286,546	380,460
Depreciation of property and equipment (Note 23)	250,280	276,266	226,862
Amortization of intangible assets (Note 24)	171,915	31,967	31,831
Others	1,090,875	1,265,236	1,049,327

Total sales and marketing expenses, general and administrative expenses, operation and servicing expenses, technology and analytics expenses	19,588,313	25,207,873	28,612,479

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Sales and marketing expense
Borrower acquisition expenses	4,837,764	8,714,516	11,506,402
General sales and marketing expenses (a)	4,842,037	5,327,741	5,487,267
Investor acquisition and retention expenses	1,087,165	888,839	819,888

	10,766,966	14,931,096	17,813,557

11.1	Employee benefit expenses

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	6,855,372	8,689,993	10,764,239
Other social security costs, housing benefits and other employee benefits	2,010,418	2,473,673	2,787,803
Pension costs – defined contribution plans	1,083,427	1,244,100	427,917
Share-based payment (Note 40)	128,158	(55,443)	165,248

	10,077,375	12,352,323	14,145,207